Accounts Payable and Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

9.    Accounts Payable, Accrued Expenses and Other Current Liabilities

Accounts payable, accrued expenses and other current liabilities are comprised of the following items:

	June 30, 2019	December 31, 2018
Accounts payable – trade	$24,287	$9,716
Accounts payable – related parties	81	933

Total accounts payable	$24,368	$10,649

Accrued interest on Convertible Notes	$5,938	$5,302
Accrued payroll	7,943	3,278
Accrued legal fees	486	565
Consideration payable for acquisition of Manitoba Harvest	69,356	—
Contingent consideration for acquisitions	49,581	—
Other accrued expenses and current liabilities	17,984	5,673

Total accrued expenses and other current liabilities	$151,288	$14,818

Refer to Note 15 for details on the consideration payable and contingent consideration for the acquisitions of Manitoba Harvest and Natura.

8. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses are comprised of the following items:

	December 31,
	2018	2017
Accounts payable – trade	$9,716	$5,563
Accounts payable – related parties	933	—
Accrued interest on convertible senior notes due 2023	5,302	—
Accrued legal fees	565	10
Accrued payroll	3,278	610
Other accrued expenses	5,673	1,401

Total	$25,467	$7,584